Cover	Feb. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2026
Entity Registrant Name	CELSIUS HOLDINGS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-34611
Entity Tax Identification Number	20-2745790
Entity Address, Address Line One	2381 NW Executive Center Drive,
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	276-2239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CELH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001341766